Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA , J.P. Morgan Securities LLC, JPMorgan Chase Bank, National Association, Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., Morgan Stanley Mortgage Capital Holdings LLC, Wells Fargo Securities, LLC, and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2024-GPA3, Commercial Mortgage Pass-Through Certificates, Series 2024-GPA3 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 32 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of December 18, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 27, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-GPA3 Accounting Tape Final.xlsx (provided on November 27, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “GPA 2022 Annex” refers to the BX Trust 2022-GPA - Annex A-1 Excel file.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment and any abstracts thereof.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements and asset summary data prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From November 12, 2024 through November 27, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

November 27, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Previous Securitization / Prior Debt Identifier	GPA 2022 Annex	None
7	Address	Appraisal Report	None
8	City	Appraisal Report	None
9	County	Appraisal Report; Environmental Report	None
10	State	Appraisal Report	None
11	Zip	Appraisal Report; Engineering Report	None
12	Market	Underwriting File	None
13	University	Underwriting File	None
14	University Classification	Underwriting File	None
15	Year Built	Appraisal Report; Engineering Report	None
16	Year Renovated	Appraisal Report; Engineering Report	None
17	Total Units	Underwriting File	None
18	Total Beds	Underwriting File	None
19	Unit of Measure	None - Company Provided	None
20	Occupancy (%)	Underwriting File	0.10%
21	Occupancy (%) Date	Underwriting File	None
22	In-State Tuition	Underwriting File	None
23	Out of-State Tuition	Underwriting File	None
24	Housing Style	Underwriting File	None
25	Distance to Campus (miles)	Underwriting File	None
26	ACE/Non-ACE	Underwriting File	None
27	Ownership Interest	Title Policy	None
28	Mortgage Loan Closing Date Balance	Loan Agreement	None
29	Mortgage Loan Closing Date Balance per Bed	Recalculation	None
30	% of Mortgage Loan Closing Date Balance	Recalculation	None
31	Mortgage Loan Maturity Date Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
32	Individual Appraised Value Date	Appraisal Report	None
33	Aggregate Individual Appraised Value	Appraisal Report	None
34	Aggregate Individual Appraised Value per Bed	Recalculation	None
35	Portfolio Appraised Value Date	Appraisal Report	None
36	Portfolio Appraised Value	Appraisal Report	None
37	Portfolio Appraised Value per Bed	Recalculation	None
38	Portfolio Appraised Value Premium	Recalculation	None
39	Engineering Report Provider	Engineering Report	None
40	Engineering Report Date	Engineering Report	None
41	Environmental Report Provider	Environmental Report	None
42	Environmental Report Date	Environmental Report	None
43	Phase II Required?	Environmental Report	None
44	Seismic Zone	Engineering Report	None
45	PML %	Not Applicable*	None
46	Origination Date	None - Company Provided	None
47	Assumed One-month Term SOFR	None - Company Provided	None
48	Assumed Mortgage Loan Spread	None - Company Provided	None
49	Term SOFR Cap	None - Company Provided	None
50	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
51	Term SOFR Lookback days	Loan Agreement	None
52	Term SOFR Cap Expiration Date	None - Company Provided	None
53	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
54	Amort Type	Loan Agreement	None
55	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
56	Annual Mortgage Loan Debt Service Payment	Recalculation	None
57	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
58	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
59	Grace Period	Loan Agreement	None
60	First Loan Payment Date	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
61	Seasoning	Recalculation	None
62	Original Term to Maturity (Months)	Recalculation	None
63	Remaining Term to Maturity (Months)	Recalculation	None
64	Original Amortization Term (Months)	Not Applicable*	None
65	Remaining Amortization Term (Months)	Not Applicable*	None
66	Original IO Term (Months)	Recalculation	None
67	Remaining IO Term (Months)	Recalculation	None
68	Initial Maturity Date	Loan Agreement	None
69	Floating Rate Component Extensions	Loan Agreement	None
70	Fully Extended Maturity Date	Loan Agreement	None
71	Lockbox	Loan Agreement	None
72	Cash Management Type	Loan Agreement	None
73	Cash Management Trigger	Loan Agreement	None
74	Administrative Fee Rate (%)	Fee Schedule	None
75	Floating Rate Component Prepayment Provision	Loan Agreement	None
76	Partial Release Allowed?	Loan Agreement	None
77	Property Release Description	Loan Agreement	None
78	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Recalculation	None
79	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Recalculation	None
80	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
81	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
82	Mortgage Loan UW NOI Debt Yield	Recalculation	None
83	Mortgage Loan UW NCF Debt Yield	Recalculation	None
84	Mortgage Loan UW NOI DSCR	Recalculation	None
85	Mortgage Loan UW NCF DSCR	Recalculation	None
86	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
87	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
88	Initial Tax Escrow	Loan Agreement	None
89	Ongoing Tax Escrow Monthly	Loan Agreement	None
90	Tax Escrow Springing Conditions	Loan Agreement	None
91	Initial Insurance Escrow	Loan Agreement	None
92	Ongoing Insurance Escrow Monthly	Loan Agreement	None
93	Insurance Escrow Springing Conditions	Loan Agreement	None
94	Initial Immediate Repairs Escrow	Loan Agreement	None
95	Initial CapEx Escrow	Loan Agreement	None
96	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
97	Cap Ex Escrow Springing Conditions	Loan Agreement	None
98	Initial TI/LC Escrow	Loan Agreement	None
99	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
100	TI/LC Escrow Springing Conditions	Loan Agreement	None
101	Initial Other Escrow	Loan Agreement	None
102	Ongoing Other Escrow Monthly	Loan Agreement	None
103	Ongoing Other Escrow Springing Condition	Loan Agreement	None
104	Other Escrow Description	Loan Agreement	None
105	AY '22/'23 RPOB	Underwriting File	$1.00
106	AY '23/'24 RPOB	Underwriting File	$1.00
107	AY '24/'25 RPOB	Underwriting File	$1.00
108	AY '24/'25 Budget RPOB	Underwriting File	$1.00
109	Occupancy AY '12/'13	Underwriting File	0.10%
110	Occupancy AY '13/'14	Underwriting File	0.10%
111	Occupancy AY '14/'15	Underwriting File	0.10%
112	Occupancy AY '15/'16	Underwriting File	0.10%
113	Occupancy AY '16/'17	Underwriting File	0.10%
114	Occupancy AY '17/'18	Underwriting File	0.10%
115	Occupancy AY '18/'19	Underwriting File	0.10%
116	Occupancy AY '19/'20	Underwriting File	0.10%
117	Occupancy AY '20/'21	Underwriting File	0.10%
118	Occupancy AY '21/'22	Underwriting File	0.10%
119	Occupancy AY '22/'23	Underwriting File	0.10%
120	Occupancy AY '23/'24	Underwriting File	0.10%
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
121	Occupancy Budget AY '24/'25	Underwriting File	0.10%
122	Occupancy AY '24/'25	Underwriting File	0.10%
123	University Enrollment AY '13-'14	Underwriting File	1.00
124	University Enrollment AY '14-'15	Underwriting File	1.00
125	University Enrollment AY '15-'16	Underwriting File	1.00
126	University Enrollment AY '16-'17	Underwriting File	1.00
127	University Enrollment AY '17-'18	Underwriting File	1.00
128	University Enrollment AY '18-'19	Underwriting File	1.00
129	University Enrollment AY '19-'20	Underwriting File	1.00
130	University Enrollment AY '20-'21	Underwriting File	1.00
131	University Enrollment AY '21-'22	Underwriting File	1.00
132	University Enrollment AY '22-'23	Underwriting File	1.00
133	University Enrollment AY '23-'24	Underwriting File	1.00
134	Gross Potential Rent 2021	Underwriting File	$1.00
135	Gross Potential Rent 2022	Underwriting File	$1.00
136	Gross Potential Rent 2023	Underwriting File	$1.00
137	Gross Potential Rent September 2024 TTM	Underwriting File	$1.00
138	Gross Potential Rent Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
139	Gross Potential Rent UW	Underwriting File	$1.00
140	Vacancy Gross Up 2021	Underwriting File	$1.00
141	Vacancy Gross Up 2022	Underwriting File	$1.00
142	Vacancy Gross Up 2023	Underwriting File	$1.00
143	Vacancy Gross Up September 2024 TTM	Underwriting File	$1.00
144	Vacancy Gross Up Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
145	Vacancy Gross Up UW	Underwriting File	$1.00
146	Gross Potential Income 2021	Underwriting File	$1.00
147	Gross Potential Income 2022	Underwriting File	$1.00
148	Gross Potential Income 2023	Underwriting File	$1.00
149	Gross Potential Income September 2024 TTM	Underwriting File	$1.00
150	Gross Potential Income Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
151	Gross Potential Income UW	Underwriting File	$1.00
152	Vacancy Loss 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
153	Vacancy Loss 2022	Underwriting File	$1.00
154	Vacancy Loss 2023	Underwriting File	$1.00
155	Vacancy Loss September 2024 TTM	Underwriting File	$1.00
156	Vacancy Loss Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
157	Vacancy Loss UW	Underwriting File	$1.00
158	Collection Loss 2021	Underwriting File	$1.00
159	Collection Loss 2022	Underwriting File	$1.00
160	Collection Loss 2023	Underwriting File	$1.00
161	Collection Loss September 2024 TTM	Underwriting File	$1.00
162	Collection Loss Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
163	Collection Loss UW	Underwriting File	$1.00
164	Utility Income 2021	Underwriting File	$1.00
165	Utility Income 2022	Underwriting File	$1.00
166	Utility Income 2023	Underwriting File	$1.00
167	Utility Income September 2024 TTM	Underwriting File	$1.00
168	Utility Income Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
169	Utility Income UW	Underwriting File	$1.00
170	Parking Fees 2021	Underwriting File	$1.00
171	Parking Fees 2022	Underwriting File	$1.00
172	Parking Fees 2023	Underwriting File	$1.00
173	Parking Fees September 2024 TTM	Underwriting File	$1.00
174	Parking Fees Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
175	Parking Fees UW	Underwriting File	$1.00
176	Upfront Leasing Fees 2021	Underwriting File	$1.00
177	Upfront Leasing Fees 2022	Underwriting File	$1.00
178	Upfront Leasing Fees 2023	Underwriting File	$1.00
179	Upfront Leasing Fees September 2024 TTM	Underwriting File	$1.00
180	Upfront Leasing Fees Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
181	Upfront Leasing Fees UW	Underwriting File	$1.00
182	Landlord Liability Insurance 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
183	Landlord Liability Insurance 2022	Underwriting File	$1.00
184	Landlord Liability Insurance 2023	Underwriting File	$1.00
185	Landlord Liability Insurance September 2024 TTM	Underwriting File	$1.00
186	Landlord Liability Insurance Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
187	Landlord Liability Insurance UW	Underwriting File	$1.00
188	Other Income 2021	Underwriting File	$1.00
189	Other Income 2022	Underwriting File	$1.00
190	Other Income 2023	Underwriting File	$1.00
191	Other Income September 2024 TTM	Underwriting File	$1.00
192	Other Income Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
193	Other Income UW	Underwriting File	$1.00
194	Effective Gross Income 2021	Underwriting File	$1.00
195	Effective Gross Income 2022	Underwriting File	$1.00
196	Effective Gross Income 2023	Underwriting File	$1.00
197	Effective Gross Income September 2024 TTM	Underwriting File	$1.00
198	Effective Gross Income Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
199	Effective Gross Income UW	Underwriting File	$1.00
200	Payroll 2021	Underwriting File	$1.00
201	Payroll 2022	Underwriting File	$1.00
202	Payroll 2023	Underwriting File	$1.00
203	Payroll September 2024 TTM	Underwriting File	$1.00
204	Payroll Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
205	Payroll UW	Underwriting File	$1.00
206	Repairs & Maintenance 2021	Underwriting File	$1.00
207	Repairs & Maintenance 2022	Underwriting File	$1.00
208	Repairs & Maintenance 2023	Underwriting File	$1.00
209	Repairs & Maintenance September 2024 TTM	Underwriting File	$1.00
210	Repairs & Maintenance Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
211	Repairs & Maintenance UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
212	Food Service 2021	Underwriting File	$1.00
213	Food Service 2022	Underwriting File	$1.00
214	Food Service 2023	Underwriting File	$1.00
215	Food Service September 2024 TTM	Underwriting File	$1.00
216	Food Service Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
217	Food Service UW	Underwriting File	$1.00
218	Utilities 2021	Underwriting File	$1.00
219	Utilities 2022	Underwriting File	$1.00
220	Utilities 2023	Underwriting File	$1.00
221	Utilities September 2024 TTM	Underwriting File	$1.00
222	Utilities Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
223	Utilities UW	Underwriting File	$1.00
224	Other Property Services 2021	Underwriting File	$1.00
225	Other Property Services 2022	Underwriting File	$1.00
226	Other Property Services 2023	Underwriting File	$1.00
227	Other Property Services September 2024 TTM	Underwriting File	$1.00
228	Other Property Services Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
229	Other Property Services UW	Underwriting File	$1.00
230	Marketing 2021	Underwriting File	$1.00
231	Marketing 2022	Underwriting File	$1.00
232	Marketing 2023	Underwriting File	$1.00
233	Marketing September 2024 TTM	Underwriting File	$1.00
234	Marketing Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
235	Marketing UW	Underwriting File	$1.00
236	General & Administrative 2021	Underwriting File	$1.00
237	General & Administrative 2022	Underwriting File	$1.00
238	General & Administrative 2023	Underwriting File	$1.00
239	General & Administrative September 2024 TTM	Underwriting File	$1.00
240	General & Administrative Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
241	General & Administrative UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
242	Management Fee 2021	Underwriting File	$1.00
243	Management Fee 2022	Underwriting File	$1.00
244	Management Fee 2023	Underwriting File	$1.00
245	Management Fee September 2024 TTM	Underwriting File	$1.00
246	Management Fee Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
247	Management Fee UW	Underwriting File	$1.00
248	Insurance 2021	Underwriting File	$1.00
249	Insurance 2022	Underwriting File	$1.00
250	Insurance 2023	Underwriting File	$1.00
251	Insurance September 2024 TTM	Underwriting File	$1.00
252	Insurance Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
253	Insurance UW	Underwriting File	$1.00
254	Property Taxes 2021	Underwriting File	$1.00
255	Property Taxes 2022	Underwriting File	$1.00
256	Property Taxes 2023	Underwriting File	$1.00
257	Property Taxes September 2024 TTM	Underwriting File	$1.00
258	Property Taxes Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
259	Property Taxes UW	Underwriting File	$1.00
260	Other Taxes 2021	Underwriting File	$1.00
261	Other Taxes 2022	Underwriting File	$1.00
262	Other Taxes 2023	Underwriting File	$1.00
263	Other Taxes September 2024 TTM	Underwriting File	$1.00
264	Other Taxes Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
265	Other Taxes UW	Underwriting File	$1.00
266	Ground Rent 2021	Underwriting File	$1.00
267	Ground Rent 2022	Underwriting File	$1.00
268	Ground Rent 2023	Underwriting File	$1.00
269	Ground Rent September 2024 TTM	Underwriting File	$1.00
270	Ground Rent Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
271	Ground Rent UW	Underwriting File	$1.00
272	Total Operating Expenses 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BX 2024-GPA3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
273	Total Operating Expenses 2022	Underwriting File	$1.00
274	Total Operating Expenses 2023	Underwriting File	$1.00
275	Total Operating Expenses September 2024 TTM	Underwriting File	$1.00
276	Total Operating Expenses Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
277	Total Operating Expenses UW	Underwriting File	$1.00
278	Net Operating Income 2021	Underwriting File	$1.00
279	Net Operating Income 2022	Underwriting File	$1.00
280	Net Operating Income 2023	Underwriting File	$1.00
281	Net Operating Income September 2024 TTM	Underwriting File	$1.00
282	Net Operating Income Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
283	Net Operating Income UW	Underwriting File	$1.00
284	Replacement Reserves 2021	Underwriting File	$1.00
285	Replacement Reserves 2022	Underwriting File	$1.00
286	Replacement Reserves 2023	Underwriting File	$1.00
287	Replacement Reserves September 2024 TTM	Underwriting File	$1.00
288	Replacement Reserves Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
289	Replacement Reserves UW	Underwriting File	$1.00
290	Net Cash Flow 2021	Underwriting File	$1.00
291	Net Cash Flow 2022	Underwriting File	$1.00
292	Net Cash Flow 2023	Underwriting File	$1.00
293	Net Cash Flow September 2024 TTM	Underwriting File	$1.00
294	Net Cash Flow Sponsor Academic Year 2024/2025 Budget	Underwriting File	$1.00
295	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BX 2024-GPA3	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
29	Mortgage Loan Closing Date Balance per Bed	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Beds.
30	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
31	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
34	Aggregate Individual Appraised Value per Bed	Quotient of (i) Aggregate Individual Appraised Value and (ii) Total Beds.
37	Portfolio Appraised Value per Bed	Quotient of (i) Portfolio Appraised Value and (ii) Total Beds.
38	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) Aggregate Individual Appraised Value, and (ii) 1.
50	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) Term SOFR Cap and (ii) Assumed Mortgage Loan Spread.
55	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
56	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
57	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
58	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
61	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
62	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
63	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
66	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

BX 2024-GPA3	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
67	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
78	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Aggregate Individual Appraised Value.
79	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Aggregate Individual Appraised Value.
80	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
81	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
82	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
83	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
84	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
85	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
86	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
87	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17